PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

(US $ millions)	Land	Buildings	Production Equipment	Construction in Progress	Total
Cost
December 31, 2017	$12	$343	$1,549	$98	$2,002
Additions(1)	—	—	—	204	204
Disposals	—	—	(19)	—	(19)
Impairment	—	(25)	(55)	—	(80)
Transfers	—	36	178	(212)	2
Effect of foreign exchange	—	(4)	(20)	5	(19)
December 31, 2018	12	350	1,633	95	2,090
Initial adoption of IFRS 16 (note 10)	3	4	17	—	24
Additions(1)	—	—	3	138	141
Disposals	—	—	(13)	—	(13)
Impairment	—	—	(10)	—	(10)
Transfers	—	4	98	(103)	(1)
Effect of foreign exchange	—	2	3	2	7
December 31, 2019	$15	$360	$1,731	$132	$2,238
Accumulated depreciation
December 31, 2017	$—	$118	$463	$—	$581
Depreciation	—	19	112	—	131
Disposals	—	—	(19)	—	(19)
Effect of foreign exchange	—	(1)	(4)	—	(5)
December 31, 2018	—	136	552	—	688
Depreciation	—	19	114	—	133
Disposals	—	—	(11)	—	(11)
Effect of foreign exchange	—	—	1	—	1
December 31, 2019	$—	$155	$656	$—	$811
Net
December 31, 2018	$12	$214	$1,081	$95	$1,402
December 31, 2019	15	205	1,075	132	1,427

(1)	Net of government grants of less than $1 million (2018 – less than $1 million) received related to the Chambord project.
In the fourth quarter of 2019, the Company indefinitely curtailed Line 1 of its two-line Cordele, Georgia OSB mill due to continued poor market conditions and lower than anticipated OSB demand to-date, particularly in the South East region of the United States. As a result, an impairment loss of $10 million was recorded against the carrying values of certain of the mill's Line 1 production equipment in the third quarter of 2019. No additional impairment is required for the mill's remaining assets as the recoverable amount of these assets (determined based on value-in-use using a discounted future cash flow projection at a consolidated after-tax notional rate of 8.3%) is greater than their carrying values.
In the fourth quarter of 2018, an impairment loss of $80 million was recorded with respect to the Company's mill in 100 Mile House, British Columbia reflecting the reduction in the annual allowable cut and the longer-term trend of high wood costs in the region. In the third quarter of 2019, the Company indefinitely curtailed its 100 Mile House mill as a result of continued wood supply shortage and high wood prices. An additional $2 million charge was recognized during 2019 to provide for severance and related costs, of which $1 million has been paid.
In 2019, interest costs of $2 million (2018 – $nil) were capitalized and included in the cost of qualifying assets within additions.